SHARE-BASED COMPENSATION (Details Narrative) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares reserved and available for issuance | shares	2,645,684
Unrecognized compensation expense	$ 136
Recognized compensation months	6 months
Phantom Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 35
Recognized compensation months	6 months
Weighted average grant date fair value | $ / shares	$ 7.8
Other liabilities	$ 124